Share-based Compensation - Schedule of Recognized Share-based Payment Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	$ 5,843	$ 6,506	$ 11,884
Employee 2013 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation		220	1,006
Employee 2017 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total share-based compensation	$ 5,843	$ 6,286	$ 10,878